UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200 San Francisco, CA (Address of Principal Executive Offices)	94123 (Zip Code)

Kevin O’Boyle
Presidio Funds
3717 Buchanan Street, Suite 200
San Francisco, CA 94123
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund
	Schedule of Investments
	July 31, 2009
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Aerospace/Defense
40,100	Argon ST, Inc. *	$ 766,311
11,100	FLIR Systems, Inc. *	238,539
		1,004,850	1.87%

Business Services
14,400	FTI Consulting, Inc. *	783,792
73,900	Healthcare Services Group Inc.	1,379,713
		2,163,505	4.03%

Capital Goods
21,500	Zebra Technologies Corp. *	525,460	0.98%

Commodities - Agriculture
23,200	Compass Minerals International, Inc.	1,234,008
6,200	Monsanto Company	520,800
6,900	Potash Corp. of Saskatchewan, Inc. (Canada)	641,769
25,200	Syngenta AG **	1,157,184
		3,553,761	6.63%

Commodities - Energy
21,200	Occidental Petroleum Corporation	1,512,408	2.82%

Commodities - Precious Metals & Related
4,000	Agnico-Eagle Mines Ltd. (Canada)	234,200
60,700	Central GoldTrust * (Canada)	2,295,067
29,200	Goldcorp Inc. (Canada)	1,100,548
30,500	Newmont Mining Corp.	1,261,175
70,900	Yamana Gold, Inc. (Canada)	672,841
		5,563,831	10.37%

Consumer Products - Apparel & Related
54,500	Carters, Inc. *	1,544,530
13,900	VF Corp.	899,191
		2,443,721	4.56%

Consumer Products - Consumables
14,500	The Coca-Cola Company	722,680
29,300	Philip Morris International, Inc.	1,365,380
		2,088,060	3.89%

Consumer Products - Electronics
15,000	Electronic Arts Inc. *	322,050
38,300	Nokia Corp. **	510,922
		832,972	1.55%

Consumer Products - Other
20,200	Avon Products, Inc.	654,076
31,300	Helen of Troy Limited *	680,775
68,200	Hillenbrand, Inc.	1,235,784
67,500	Mattel Inc.	1,186,650
		3,757,285	7.01%

Financial Services - Banks
8,400	City Holding Co.	270,648
1,200	Westamerica Bancorp.	62,712
		333,360	0.62%

Financial Services - Insurance & Insurance Brokers
6	Berkshire Hathaway Inc. Class A *	582,000
14,000	Marsh & McLennan Companies, Inc.	285,880
27,000	W.R. Berkley Corporation	627,210
		1,495,090	2.79%

Healthcare - Capital Equipment
84,100	Allscripts-Misys Healthcare Solutions, Inc. *	1,449,043	2.70%

Healthcare - Products and Services
36,600	Abaxis, Inc. *	979,782
24,800	Abbott Laboratories	1,115,752
9,700	Alcon Inc. (Switzerland)	1,237,720
68,600	Boston Scientific Corp. *	736,764
44,500	CONMED Corp. *	782,310
77,000	Pfizer Inc.	1,226,610
12,200	Pharmaceutical Product Development Inc.	253,394
		6,332,332	11.81%

Industrial Products & Services
40,000	Electronics for Imaging, Inc. *	456,000
125,500	Jabil Circuit, Inc.	1,149,580
		1,605,580	2.99%

Media
66,000	News Corp. CL A	681,780	1.27%

Retail
34,500	Advance Auto Parts, Inc.	1,594,935
39,100	Safeway Inc.	740,163
		2,335,098	4.35%

Technology - Semiconductors
24,200	Broadcom Corp. *	683,166
49,900	Maxim Integrated Products Inc.	884,228
		1,567,394	2.92%

Technology - Software
31,000	Microsoft Corporation	729,120	1.36%

Technology - Telecommunications Equipment
42,300	Arris Group Inc. *	515,214	0.96%

Telecommunications Services
40,200	AT&T, Inc.	1,054,446
15,000	Verizon Communications Inc.	481,050
		1,535,496	2.86%

Utilities
28,900	Cleco Corporation	684,641
54,200	Northwestern Corp.	1,311,640
		1,996,281	3.73%

Total for Common Stocks (Cost $41,133,948)		44,021,641	82.07%

EXCHANGE TRADED FUNDS
6,700	Market Vectors Gold Miners ETF	266,392
29,500	PowerShares DB Agriculture	748,415
12,000	SPDR Gold Shares	1,120,200
Total for Exchange Traded Funds (Cost $2,198,447)		2,135,007	3.98%

CONVERTIBLE BONDS
330,000	Cadence Design Systems, Inc., 1.375%, 12/15/2011	281,325
675,000	Ceradyne, Inc., 2.875%, 12/15/2035	573,750
1,050,000	Sepracor Inc., 0.000%, 12/15/2010	981,750
Total for Convertible Bonds (Cost $1,721,200)		1,836,825	3.43%

Cash Equivalents
5,294,255	Fidelity Treasury Only Class I 0.13% ***	5,294,255	9.87%
	(Cost - $5,294,255)

	Total Investments	53,287,728	99.35%
	(Cost - $50,347,850)

	Other Assets in Excess of Liabilities	348,763	0.65%

	Net Assets	$ 53,636,491	100.00%

* Non-Income producing securities.
** ADR - American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at July 31, 2009.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2009 was $50,347,850. At July 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $5,888,764

    ($2,948,886)                               $2,939,878

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$44,021,641	$0	$0	$44,021,641
Exchange Traded Funds	$2,135,007	$0	$0	$2,135,007
Convertible Bonds	$1,836,825	$0	$0	$1,836,825
Cash Equivalents	$5,294,255	$0	$0	$5,294,255
Total	$53,287,728	$0	$0	$53,287,728

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date:           09/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date:           09/28/09

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      Chief Financial Officer

Date:           09/28/09